ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Schedule of disposal groups, including discontinued operations
The net income/(loss) from discontinued operations for the years ended December 31, 2023, 2022 and 2021 are as follows:

	Year Ended December 31, 2023
(in thousands of $)	CoolCo	TundraCo	Golar Partners and Hygo	Total
Income from discontinued operations	266	—	—	266
Gain on disposal	27	—	—	27
Net income from discontinued operations	293	—	—	293

	Year Ended December 31, 2022
(in thousands of $)	CoolCo	TundraCo	Golar Partners and Hygo	Total
(Loss)/income from discontinued operations	(194,500)	4,880	—	(189,620)
(Loss)/gain on disposal	(10,060)	123,230	—	113,170
Net (loss)/income from discontinued operations	(204,560)	128,110	—	(76,450)

	Year Ended December 31, 2021
(in thousands of $)	CoolCo	TundraCo	Golar Partners and Hygo	Total
Income/(loss) from discontinued operations	54,534	2,806	(6,892)	50,448
Gain on disposal	—	—	574,941	574,941
Net income from discontinued operations	54,534	2,806	568,049	625,389
The following table contains the financial statement line-items presented as discontinued operations following the CoolCo Disposal:

	Period ended January 1, 2023 to May 1, 2023	Year ended December 31,
(in thousands of $)		2022	2021
Time and voyage charter revenues	—	37,289	161,957
Vessel and other management fees	262	1,815	—
Vessel operating expenses	—	(8,466)	(49,446)
Voyage, charterhire and commission expenses	—	(1,229)	(709)
Administrative expenses	57	1,906	476
Project development expenses	—	(62)	(362)
Depreciation and amortization	(20)	(5,807)	(43,497)
Impairment of long-lived assets (1)	—	(218,349)	—
Other operating income	—	4,374	5,020
Operating income/(loss)	299	(188,529)	73,439

Other non-operating losses	—	—	(124)
Interest income	—	4	7
Interest expense, net	—	(4,725)	(18,087)
Other financial items, net	(18)	(799)	(401)
Pretax income/(loss) from discontinued operations	281	(194,049)	54,834

Income taxes	(15)	(451)	(300)
Income/(loss) from discontinued operations	266	(194,500)	54,534
Gain/(loss) on CoolCo Disposal (2)	27	(10,060)	—
Net income/(loss) from discontinued operations	293	(204,560)	54,534
(1) Impairment of long-lived assets relates to the impairment charge on the held for sale vessels recognized in accordance with ASC 360 Property, plant and equipment, following their classification as held-for-sale.
(2) During the year ended December 31, 2022, we recognized a loss on the CoolCo Disposal of $10.1 million. This is comprised of carrying values of the assets and liabilities disposed of $355.4 million, partially offset by the proceeds received of $218.2 million cash consideration and 12.5 million shares of CoolCo valued at $127.1 million (based on the respective share price on the phased completion dates).
The following table contains the financial statement line-items presented as discontinued operations following TundraCo's Disposal:

	Period ended January 1, 2022 to May 31, 2022	Year Ended December 31, 2021
(in thousands of $)
Time and voyage charter revenues	27,776	29,534
Vessel operating expenses	(5,119)	(6,511)
Voyage, charterhire and commission expenses	(10,004)	(9,396)
Administrative expenses	(16)	(89)
Depreciation and amortization	(2,955)	(7,092)
Operating income	9,682	6,446

Interest income	—	4
Interest expense, net	(4,649)	(2,589)
Other financial items, net	(153)	(1,055)
Pretax income from discontinued operations	4,880	2,806

Income taxes	—	—
Income from discontinued operations	4,880	2,806

Gain on disposal of discontinued operations (1)	123,230	—
Net income from discontinued operations	128,110	2,806
(1) Gain on TundraCo Disposal comprised of (i) cash proceeds received of $352.5 million, (ii) a partially offset by the net asset value of Golar LNG NB 13 Corporation of $229.0 million and (iii) related fees incurred in relation to disposal of $0.3 million.
The net income/(loss) of equity method investments from discontinued operations for the period ended April 15, 2021 is as follows:

Period January 1, 2021 to April 15, 2021
(in thousands of $)
Net income from equity method investments in Golar Partners	8,116
Net loss from equity method investments in Hygo	(15,008)
Loss from discontinued operations	(6,892)
Gain on disposal of equity method investments (1)	574,941
Net income from discontinued operations	568,049
(1) Gain on disposal of discontinued operations comprised of (i) proceeds received of $876.3 million; (ii) release of our tax indemnity guarantee liability to Golar Partners of $2.0 million; (iii) a partial offset by the carrying values of our investment in affiliates disposed of $257.3 million as of April 15, 2021; (iv) realized accumulated comprehensive losses on disposal of investment in affiliates of $43.4 million; and (v) fees incurred in relation to disposals of $2.7 million.